UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: January 1, 2009 – March 31, 2009

Item 1.  Schedule of Investments.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (Unaudited)

Shares	Security Description	Value

Common Stock - 63.3%
Consumer Discretionary - 16.5%
36,520	Andersons, Inc.	$516,393
1,613	Apollo Group, Inc., Class A (a)	126,346
13,300	Career Education Corp. (a)	318,668
57,100	Comcast Corp., Class A	778,844
4,000	Costco Wholesale Corp.	185,280
31,050	CVS Caremark Corp.	853,564
2,297	Discovery Communication, Inc., Class A (a)	36,798
2,297	Discovery Communication, Inc., Class C (a)	33,651
14,800	D.R. Horton, Inc.	143,560
13,000	FirstService Corp. (a)	107,900
37,987	Gruma S.A.B. de C.V., ADR (a)	55,841
18,250	Home Depot, Inc.	429,970
40,870	Interpublic Group of Cos., Inc. (a)	168,384
2,700	ITT Educational Services, Inc. (a)	327,834
19,197	Lincoln Educational Services Corp. (a)	351,689
28,000	Lowe's Cos., Inc.	511,000
5,000	McDonald's Corp.	272,850
23,100	Nike, Inc., Class B	1,083,159
15,250	Sally Beauty Holdings, Inc. (a)	86,620
67,885	Tesco PLC, ADR	965,325
3,891	Time Warner Cable, Inc. (a)	96,488
15,500	Time Warner, Inc.	299,147
30,508	Universal Technical Institute, Inc. (a)	366,096
13,234	Value Line, Inc.	361,818
49,550	Wal-Mart Stores, Inc.	2,581,555
8,000	Weight Watchers International, Inc.	148,400
8,600	Yum! Brands, Inc.	236,328
		12,319,628
Consumer Staples - 14.2%
337,800	Alliance One International, Inc. (a)	1,297,152
35,150	Altria Group, Inc.	563,103
15,100	British American Tobacco PLC, ADR	694,600
30,600	Coca-Cola Co.	1,344,870
7,282	Columbia Sportswear Co.	217,877
16,800	Diageo PLC, ADR	751,800
91,050	Dr. Pepper Snapple Group, Inc. (a)	1,539,656
5,000	Helen of Troy, Ltd. (a)	68,750
29,862	Kraft Foods, Inc.	665,624
5,550	Kroger Co.	117,771
12,700	Manpower, Inc.	400,431
8,760	National Beverage Corp. (a)	80,329
5,000	Nestle SA, ADR	167,750
3,000	Paychex, Inc.	77,010
49,750	Philip Morris International	1,770,105
1,721	Ralcorp Holdings, Inc. (a)	92,727
11,450	Safeway, Inc.	231,175
39,580	Western Union Co.	497,521
		10,578,251

Shares	Security Description	Value
Energy - 3.8%
16,750	Chevron Corp.	$1,126,270
15,600	ConocoPhillips	610,896
4,000	Exxon Mobil Corp.	272,400
1,200	Gazpromneft OAO, ADR	14,544
800	LUKOIL, ADR	30,160
2,500	PetroChina Co., Ltd., ADR	199,250
7,800	Petroleo Brasileiro SA, ADR	237,666
2,750	Surgutneftegaz, ADR	17,050
14,650	Valero Energy Corp.	262,235
8,800	Willbros Group, Inc. (a)	85,360
		2,855,831
Financials - 7.4%
3,200	American Express Co.	43,616
1,280	Ameriprise Financial, Inc.	26,227
33,233	Bank of America Corp.	226,649
320	Berkshire Hathaway, Inc., Class B (a)	902,400
47,393	Citigroup, Inc. (a)	119,904
81,850	Marsh & McLennan Cos., Inc.	1,657,463
6,400	Student Loan Corp.	278,016
38,418	Travelers Cos., Inc.	1,561,308
10,324	Unum Group	129,050
24,950	Waddell & Reed Financial, Inc.	450,846
7,646	Washington Federal, Inc.	101,615
		5,497,094
Health Care - 9.8%
5,750	Amgen, Inc. (a)	284,740
145,713	BioScrip, Inc. (a)	340,968
13,449	Coventry Health Care, Inc. (a)	174,030
3,710	Express Scripts, Inc. (a)	171,291
22,950	GlaxoSmithKline PLC, ADR	713,056
12,150	Johnson & Johnson	639,090
7,070	LifePoint Hospitals, Inc. (a)	147,480
17,150	Merck & Co., Inc.	458,763
45,200	Pfizer, Inc.	615,624
6,842	Quest Diagnostics, Inc.	324,858
36,200	UnitedHealth Group, Inc.	757,666
29,221	WellPoint, Inc. (a)	1,109,521
11,150	Wyeth	479,896
30,600	Zimmer Holdings, Inc. (a)	1,116,900
		7,333,883
Industrials - 3.6%
21,550	AGCO Corp. (a)	422,380
11,127	Blount International, Inc. (a)	51,407
3,550	Boeing Co.	126,309
12,655	Burlington Nothern Santa Fe Corp.	761,198
28,000	General Electric Co.	283,080
4,850	Illinois Tool Works, Inc.	149,623
4,300	Portland General Electric Co.	75,637
1,000	POSCO, ADR	66,830
3,500	Textainer Group Holdings, Ltd.	23,625
14,450	United Parcel Service, Inc., Class B	711,229
		2,671,318
Information Technology - 1.2%
37,350	Dell, Inc. (a)	354,078
30,150	Microsoft Corp.	553,856
5,000	MoneyGram International, Inc. (a)	5,800
		913,734

Shares	Security Description			Value

Materials - 2.5%
21,200	Alcoa, Inc.			$155,608
14,000	Companhia Vale do Rio Doce, ADR			186,200
47,350	Dow Chemical Co.			399,161
28,700	E.I. Du Pont de Nemours & Co.			640,871
550	Plum Creek Timber Co., Inc., REIT			15,989
7,100	Precision Castparts Corp.			425,290
				1,823,119
Telecommunications - 4.3%
20,750	AT&T, Inc.			522,900
49,150	SK Telecom Co., Ltd., ADR			759,367
13,760	Telecom Corp. of New Zealand, Ltd., ADR			89,578
30,300	Telefonos de Mexico SAB de CV, ADR			455,712
59,900	Tele Norte Leste Participacoes SA, ADR			829,016
59,000	Telmex International SAB de CV, ADR			541,030
				3,197,603

Total Common Stock (Cost $64,199,670)				47,190,461

Non-Convertible Preferred Stock - 0.7%
Utilities - 0.7%		Rate
305	AEP Texas Central Co. (d)	4.00%		20,893
1,500	Connecticut Light & Power, Series 1947	1.90		39,609
1,000	Connecticut Light & Power, Series 1947	2.00		31,625
1,500	Connecticut Light & Power, Series 1949	3.90		50,109
1,600	FirstService Corp.	7.00		23,680
1,210	Great Plains Energy, Inc.	4.50		101,943
4,000	Hawaiian Electric Co., Inc., Series C	4.25		51,125
300	Indianapolis Power & Light Co.	4.00		20,888
78	MidAmerican Energy Co.	3.30		4,758
80	MidAmerican Energy Co.	3.90		5,592
200	NSTAR Electric Co.	4.25		13,537
1,000	Pacific Enterprises	4.50		78,000
400	Peco Energy, Series A	3.80		26,400
945	Public Services Electric & Gas, Series A	4.08		68,985
300	Westar Energy, Inc.	4.25		21,141
Total Non-Convertible Preferred Stock (Cost $485,110)				558,285

Exchange Traded Fund - 0.2%
10,000	iShares MSCI Germany Index Fund (Cost $94,200)			149,600

Principal		Rate	Maturity

Asset Backed Obligations - 0.0%
$2,154	Scotia Pacific Co., LLC, Series B (b) (d) (Cost $1,944)	6.55	07/20/28	1,982

Corporate Bonds - 12.2%
Consumer Discretionary - 0.4%
315,000	Time Warner, Inc	6.88	05/01/12	320,827
550,000	WCI Communities, Inc. (b)	7.88	10/01/13	13,750
				334,577
Consumer Staples - 5.6%
300,000	Alliance One International, Inc.	11.00	05/15/12	280,500
1,110,000	Dr. Pepper Snapple Group, Inc.	6.12	05/01/13	1,098,732
350,000	General Mills, Inc.	5.70	02/15/17	360,464
1,410,000	Kraft Foods, Inc.	5.63	11/01/11	1,468,766
915,000	Safeway, Inc.	4.95	08/16/10	932,557
				4,141,019

Principal	Security Description	Rate	Maturity	Value

Energy - 1.0%
$100,000	Constellation Energy Group	4.55%	06/15/15	$82,262
190,000	El Paso Corp.	6.70	02/15/27	121,661
580,000	The Williams Co., Inc.	7.13	09/01/11	577,415
				781,338
Financials - 1.0%
173,278	Finova Group, Inc. (b)	7.50	11/15/09	14,729
766,000	Marsh & McLennan Cos., Inc.	7.13	06/15/09	765,871
				780,600
Health Care - 1.3%
515,000	UnitedHealth Group, Inc.	4.88	03/15/15	466,495
121,000	Wellpoint, Inc.	4.25	12/15/09	121,612
430,000	Wellpoint, Inc.	5.00	12/15/14	415,438
				1,003,545
Industrials - 1.4%
94,000	Waste Management, Inc.	7.38	08/01/10	96,200
71,000	Waste Management, Inc.	7.65	03/15/11	72,640
835,000	Waste Management, Inc.	6.38	11/15/12	841,484
				1,010,324
Materials - 0.9%
895,000	Dow Chemical Co.	5.70	05/15/18	641,881

Utilities - 0.6%
27,000	Nevada Power Co.	5.88	01/15/15	25,620
790,000	Texas Competitive Electric Holdings Co, LLC Series A	10.25	11/01/15	398,950
				424,570

Total Corporate Bonds (Cost $10,193,238)				9,117,854

Foreign Municipal Bonds - 1.6% (c)
1,500,000	Ontario Hydro Generic Residual Strip (Canada) Series OC20	5.51	10/01/20	669,218
356,000	Ontario Hydro Generic Residual Strip (Canada)	5.47-5.65	11/27/20	156,851
605,000	Ontario Hydro Generic Residual Strip (Canada)	5.61	10/15/21	254,563
235,000	Ontario Hydro Generic Residual Strip (Canada)	5.75	08/18/22	92,449
Total Foreign Municipal Bonds (Cost $999,323)				1,173,081

Muncipal Bonds - 0.3%
190,000	California State Refunding Bonds (Cost $188,153)	5.00	03/01/18	194,110

US Treasury Securities - 1.1%
315,000	US Treasury Note	3.88	07/15/10	328,547
445,000	US Treasury Note	2.63	05/31/10	455,517
Total US Treasury Securities (Cost $757,343)				784,064

Shares
Money Market Fund - 17.5%
13,067,779	Schwab Government Money Market, 0.03% (Cost $13,067,779)			13,067,779

Total Investments - 96.9% (Cost $89,986,760)*				$72,237,216
Other Assets & Liabilities, Net - 3.1%				2,298,138
NET ASSETS - 100.0%				$74,535,354

ADR American Depositary Receipt.
PLC Public Limited Company.
REIT Real Estate Investment Trust.

(a) Non-income producing security.
(b) Security is currently in default on scheduled principal or interest payments.
(c) Zero coupon bond. Interest rate presented is yield to maturity.
(d) Security fair valued in accordance with procedures adopted by the Board of Trustees.
At the period end, the value of these securities amounted to $22,875 or 0.03% of net assets.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$ 3,862,121
Gross Unrealized Depreciation	(21,611,665)
Net Unrealized Appreciation (Depreciation)	$ (17,749,544)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$ 47,877,453
Level 2 - Other Significant Observable Inputs	24,336,888
Level 3 - Significant Unobservable Inputs	22,875
Total Investments	$ 72,237,216

Investments in Securities
Balance as of 06/30/08	$ 5,638
Accrued Accretion / (Amortization)	-
Change in Unrealized Appreciation / (Depreciation)	3,133
Net Purchase / (Sales)	(3,586)
Transfers In / (Out)	17,690
Balance as of 03/31/09	$ 22,875

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

DFDENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (Unaudited)

Shares	Security Description	Value

Common Stock - 98.3%

Business Services - 5.1%
245,000	Iron Mountain, Inc. (a)	$5,431,650

Computer Systems and Services - 4.7%
153,000	Ansys, Inc. (a)	3,840,300
64,000	II-VI, Inc. (a)	1,099,520
		4,939,820

Distribution - 6.5%
215,000	Fastenal Co.	6,913,325

Energy Services - 5.8%
30,000	Core Laboratories NV	2,194,800
70,000	Schlumberger, Ltd.	2,843,400
50,000	Smith International, Inc.	1,074,000
		6,112,200

Energy Sources - 7.2%
38,000	Apache Corp.	2,435,420
80,000	St. Mary Land & Exploration Co.	1,058,400
117,000	Ultra Petroleum Corp. (a)	4,199,130
		7,692,950

Financial Services - 4.5%
165,000	T. Rowe Price Group, Inc.	4,761,900

Health Care Products - 2.2%
300,000	Align Technology, Inc. (a)	2,379,000

Health Care Services - 2.8%
85,000	Resmed, Inc. (a)	3,003,900

Industrial Supplies - 12.8%
241,000	Actuant Corp., Class A	2,489,530
45,000	K-Tron International, Inc. (a)	2,730,150
5,000	Monsanto Co.	415,500
38,000	Stericycle, Inc. (a)	1,813,740
145,000	Roper Industries, Inc.	6,155,250
		13,604,170

Infrastructure - 6.4%
226,000	Chicago Bridge & Iron Co. NV (a)	1,417,020
140,000	Jacobs Engineering Group, Inc. (a)	5,412,400
		6,829,420

Insurance - 2.4%
9,000	Markel Corp. (a)	2,554,920

Life Sciences - 4.1%
80,000	Techne Corp.	4,376,800

Logistics - 5.8%
219,000	Expeditors International of Washington, Inc.	6,195,510

Medical Products - 6.5%
47,000	Alcon, Inc.	4,272,770
78,000	Stryker Corp.	2,655,120
		6,927,890

Metal Mining - 1.0%
8,000	Rio Tinto, PLC, ADR	1,072,480

Positioning Solutions - 2.5%
174,000	Trimble Navigation, Ltd. (a)	2,658,720

Technology - 3.5%
120,000	Cisco Systems, Inc. (a)	2,012,400
115,000	Intel Corp.	1,730,750
		3,743,150

Veterinary Care - 7.2%
222,500	Idexx Laboratories, Inc. (a)	7,694,050

Wireless Communications - 7.3%
200,000	QUALCOMM, Inc.	7,782,000

Total Common Stock (Cost $151,518,603)		104,673,855

Total Investments - 98.3% (Cost $151,518,603)*		$104,673,855
Other Assets and Liabilities, Net - 1.7%		1,829,875
Total Net Assets - 100.0%		$106,503,730

ADR American Depositary Receipt
PLC Public Limited Company

(a) Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

	Gross Unrealized Appreciation	$164,249
	Gross Unrealized Depreciation	(47,008,997)
	Net Unrealized Appreciation (Depreciation)	$(46,844,748)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$104,673,855
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total Investments	$104,673,855

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN  THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

GOLDEN LARGE CAP CORE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (Unaudited)

Shares	Security Description	Value

Common Stock - 97.6%
Consumer Discretionary - 11.3%
120,800	Home Depot, Inc.	$2,846,048
59,490	McDonald's Corp.	3,246,369
64,550	Nike, Inc., Class B	3,026,749
114,900	Ross Stores, Inc.	4,122,612
207,150	The Gap, Inc.	2,690,879
		15,932,657

Consumer Staples - 10.0%
103,935	Archer-Daniels-Midland Co.	2,887,314
47,800	Colgate-Palmolive Co.	2,819,244
60,565	General Mills, Inc.	3,020,982
74,420	Kellogg Co.	2,726,005
56,955	Procter & Gamble Co.	2,682,011
		14,135,556

Energy - 12.1%
46,190	Chevron Corp.	3,105,816
57,165	ConocoPhillips	2,238,581
47,750	Exxon Mobil Corp.	3,251,775
70,945	Noble Corp.	1,709,065
55,115	Occidental Petroleum Corp.	3,067,150
90,105	Oil States International, Inc. (a)	1,209,209
140,775	Valero Energy Corp.	2,519,872
		17,101,468

Financials - 9.3%
66,620	ACE, Ltd.	2,691,448
70,630	AON Corp.	2,883,117
74,135	Chubb Corp.	3,137,393
81,445	JPMorgan Chase & Co.	2,164,808
71,825	State Street Corp.	2,210,773
		13,087,539

Health Care - 18.8%
49,515	Amgen, Inc. (a)	2,451,983
60,880	Baxter International, Inc.	3,118,274
50,075	Becton Dickinson & Co.	3,367,043
134,845	Bristol-Myers Squibb Co.	2,955,802
73,360	Covidien, Ltd.	2,438,486
48,960	Johnson & Johnson	2,575,296
176,045	Pfizer, Inc.	2,397,733
91,035	St. Jude Medical, Inc. (a)	3,307,302
123,540	Watson Pharmaceuticals, Inc. (a)	3,843,329
		26,455,248

Industrials - 9.9%
83,790	Cooper Industries, Ltd., Class A	2,166,809
82,205	Emerson Electric Co.	2,349,419
39,840	Lockheed Martin Corp.	2,750,155
55,730	Norfolk Southern Corp.	1,880,887
39,515	Precision Castparts Corp.	2,366,949
56,750	United Technologies Corp.	2,439,115
		13,953,334

Materials - 2.4%
50,430	Praxair, Inc.	3,393,435

Technology - 15.9%
86,295	Accenture Ltd., Class A	2,372,250
120,540	Agilent Technologies, Inc. (a)	1,852,700
111,300	BMC Software, Inc. (a)	3,672,900
168,535	CA, Inc.	2,967,901
94,425	Hewlett-Packard Co.	3,027,266
34,150	IBM Corp.	3,308,794
178,370	Intel Corp.	2,684,468
136,835	Microsoft Corp.	2,513,659
		22,399,938
Telecommunications - 4.3%
81,100	Embarq Corp.	3,069,635
97,950	Verizon Communications, Inc.	2,958,090
		6,027,725

Utilities - 3.6%
50,190	FirstEnergy Corp.		1,937,334
69,375	Sempra Energy		3,207,900
			5,145,234

Total Common Stock (Cost $164,676,465)			137,632,134

Short-Term Investments - 2.2%
Money Market Fund - 2.2%
3,041,708	Fidelity Institutional Cash Money Market Fund, 0.98%		3,041,708
	(Cost $3,041,708)

Total Investments - 99.8% (Cost $167,718,173)*			$140,673,842
Other Assets & Liabilities, Net - 0.2%			306,424
NET ASSETS - 100.0%			$140,980,266

(a) Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation		$3,399,231
Gross Unrealized Depreciation		(30,443,562)
Net Unrealized Appreciation (Depreciation)		$(27,044,331)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

	Valuation Inputs	Investments in Securities
	Level 1 - Quoted Prices	$137,632,134
	Level 2 - Other Significant Observable Inputs	3,041,708
	Level 3 - Significant Unobservable Inputs	-
	Total Investments	$140,673,842

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

GOLDEN SMALL CAP CORE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (Unaudited)

Shares	Security Description	Value

Common Stock - 98.3%
Consumer Discretionary - 9.9%
91,605	Aeropostale, Inc. (a)	$2,433,029
108,690	Carter's, Inc. (a)	2,044,459
87,510	Gymboree Corp. (a)	1,868,338
83,210	The Warnaco Group, Inc. (a)	1,997,040
101,970	Tupperware Brands Corp.	1,732,470
93,005	Wolverine World Wide, Inc.	1,449,018
		11,524,354

Commercial Staples - 4.4%
74,610	Alberto-Culver Co.	1,686,932
70,320	Corn Products International, Inc.	1,490,784
119,700	Fresh Del Monte Produce, Inc. (a)	1,965,474
		5,143,190

Energy - 4.7%
43,510	Lufkin Industries, Inc.	1,648,159
130,660	Oil States International, Inc. (a)	1,753,457
50,840	Overseas Shipholding Group, Inc.	1,152,543
282,580	Pioneer Drilling Co. (a)	926,862
		5,481,021

Financials - 18.5%
131,331	Amerisafe, Inc. (a)	2,011,991
148,350	CNA Surety Corp. (a)	2,735,574
95,160	Federated Investors, Inc., Class B	2,118,262
72,875	Harleysville Group, Inc.	2,318,154
102,215	Interactive Brokers Group, Inc. (a)	1,648,728
102,180	Investment Technology Group, Inc. (a)	2,607,634
93,380	IPC Holdings, Ltd.	2,524,995
167,450	Knight Capital Group, Inc., Class A (a)	2,468,213
66,220	ProAssurance Corp. (a)	3,087,176
		21,520,727

Health Care - 16.7%
61,610	Chemed Corp.	2,396,629
104,845	Conmed Corp. (a)	1,510,816
93,825	Emergency Medical Services Corp. (a)	2,945,167

131,100	Healthspring, Inc. (a)	1,097,307
104,380	Kindred Healthcare, Inc. (a)	1,560,481
46,385	Mednax, Inc. (a)	1,366,966
76,175	OSI Pharmaceuticals, Inc. (a)	2,914,455
73,400	Owens & Minor, Inc.	2,431,742
40,575	Techne Corp.	2,219,858
185,810	Viropharma, Inc. (a)	975,503
		19,418,924

Industrials - 15.4%
78,465	Brink's Co.	2,076,184
95,415	Columbus McKinnon Corp. (a)	832,019
108,910	EMCOR Group, Inc. (a)	1,869,985
81,130	Gardner Denver, Inc. (a)	1,763,766
309,035	GrafTech International, Ltd. (a)	1,903,656
169,992	Knoll, Inc.	1,042,051
98,430	Robbins & Myers, Inc.	1,493,183
54,510	Ryder System, Inc.	1,543,178
134,400	SYKES Enterprises, Inc. (a)	2,235,072
115,690	Timken Co.	1,615,032
59,255	Wabtec Corp.	1,563,147
		17,937,273

Materials - 4.3%
71,275	Koppers Holdings, Inc.	1,034,913
132,790	Olin Corp.	1,894,913
145,155	Pactiv Corp. (a)	2,117,811
		5,047,637

Technology - 16.9%
105,910	j2 Global Communications, Inc. (a)	2,318,370
133,175	Avocent Corp. (a)	1,616,744
54,335	CACI International, Inc., Class A (a)	1,982,684
97,440	Metavante Technologies, Inc. (a)	1,944,902
258,315	Netscout Systems, Inc. (a)	1,849,535
183,205	QLogic Corp. (a)	2,037,240
300,850	S1 Corp. (a)	1,549,378
77,400	Silicon Laboratories, Inc. (a)	2,043,360
175,275	Tekelec (a)	2,318,888
343,465	TIBCO Software, Inc. (a)	2,016,140
		19,677,241

Telecommunications - 4.0%
226,363	Premiere Global Services, Inc. (a)	1,996,522
166,685	Syniverse Holdings, Inc. (a)	2,626,956
		4,623,478

Utilities - 3.4%
80,600	Atmos Energy Corp.		1,863,472
50,880	California Water Service Group		2,129,837
			3,993,309

Total Common Stock (Cost $158,171,891)			114,367,154

Short-Term Investments - 1.6%
Money Market Fund - 1.6%
1,875,963	Fidelity Institutional Cash Money Market Fund, 0.98% (Cost $1,875,963)		1,875,963

Total Investments - 99.9% (Cost $160,047,854)*			$116,243,117
Other Assets & Liabilities, Net - 0.1%			134,076
NET ASSETS - 100.0%			$116,377,193

(a) Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation depreciation) consists of:

Gross Unrealized Appreciation		$2,237,198
Gross Unrealized Depreciation		(46,041,935)
Net Unrealized Appreciation (Depreciation)		$(43,804,737)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment, speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$114,367,154
Level 2 - Other Significant Observable Inputs	1,875,963
Level 3 - Significant Unobservable Inputs	-
Total Investments	$116,243,117

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:            /s/         Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:                        05/14/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:             /s/       Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:                         05/14/09

By:          /s/         Karen Shaw
Karen Shaw, Principal Financial Officer

Date:                       05/14/09